Related Party Balances and Transactions - Summary of Related Party Balances (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Ordinary shares to be issued to Everest			¥ 258,119
Loans to an affiliate	¥ 52,000	$ 7,659
I-Mab Hangzhou [Member]
Related Party Transaction [Line Items]
Loans to an affiliate	52,000	7,659	0
Everest [Member]
Related Party Transaction [Line Items]
Ordinary shares to be issued to Everest	¥ 0	$ 0	¥ 258,119